Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Defined benefit obligation, beginning balance	€ 978
Increase in net defined benefit liability (asset) resulting from current service cost	154	€ 137
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	35	25
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	207	51
Increase (decrease) in net defined benefit liability (asset) resulting from service paid to employees	(33)	(18)
Defined benefit obligation, ending balance	€ 1,341	€ 978